UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Common Stock [Member] QPAGOS Corporation - Parent Company [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] QPAGOS Corporation - Parent Company [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member] QPAGOS Corporation - Parent Company [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member] QPAGOS Corporation - Parent Company [Member]	Accumulated Other Comprehensive Income [Member]	Stockholders' Equity (Deficit) Controlling Interest [Member] QPAGOS Corporation - Parent Company [Member]	Stockholders' Equity (Deficit) Controlling Interest [Member]	Non-Controlling Interest [Member] QPAGOS Corporation - Parent Company [Member]	Non-Controlling Interest [Member]	QPAGOS Corporation - Parent Company [Member]		Total
Balance at beginning at Dec. 31, 2013		$ 924		$ 61,977		$ (867)		$ 5,582		$ 67,616				$ 67,616
Balance at beginning (in shares) at Dec. 31, 2013		9,238,628
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for services
Translation adjustment | As Previously Reported [Member]														147,167
Translation adjustment								147,167		147,167				147,167
Net loss | As Previously Reported [Member]														(1,489,318)
Net loss | Adjustments [Member]
Net loss						(1,489,318)				(1,489,318)				(1,489,318)
Balance at ending (As Previously Reported [Member]) at Dec. 31, 2014														(1,274,535)
Balance at ending (Adjustments [Member])
Balance at ending at Dec. 31, 2014		$ 924		61,977		(1,490,185)		152,749		(1,274,535)				(1,274,535)
Balance at ending (in shares) at Dec. 31, 2014		9,238,628
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Withholding tax adjustment at foreign subsidiary						270				270				270
Shares issued for services		$ 167		166,548						166,715				(166,715)
Shares issued for services (in shares)		1,667,150
Issuance of shares of common stock		$ 478		2,989,522						2,990,000				2,990,000
Issuance of shares of common stock (in shares)		4,784,000
Share issuance expense				(388,700)						(388,700)				(388,700)
Conversion of debt to equity		$ 2,909		2,906,514						2,909,423				2,909,423
Conversion of debt to equity (in shares)		29,094,222														2
Translation adjustment | As Previously Reported [Member]	[1]													269,835
Translation adjustment | Adjustments [Member]	[1]													(2,578)
Translation adjustment								267,257		267,257				267,257	[1]
Net loss | As Previously Reported [Member]														(2,529,513)
Net loss | Adjustments [Member]														29,739
Net loss						(2,499,774)				(2,499,774)				(2,499,774)
Balance at ending (As Previously Reported [Member]) at Dec. 31, 2015			$ 4,981		$ 5,733,811		$ (4,019,428)		$ 422,584		$ 2,141,948			2,143,495		$ 2,141,948
Balance at ending (Adjustments [Member])			(503)		2,050		29,739		(2,578)		28,708			27,161		28,708
Balance at ending at Dec. 31, 2015		$ 4,478	$ 4,478	$ 5,735,861	5,735,861	$ (3,989,689)	(3,989,689)	$ 420,006	420,006	$ 2,170,656	2,170,656			$ 2,170,656		2,170,656
Balance at ending (in shares) (As Previously Reported [Member]) at Dec. 31, 2015			49,809,000
Balance at ending (in shares) (Adjustments [Member])			(5,025,000)
Balance at ending (in shares) at Dec. 31, 2015		44,784,000	44,784,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity based compensation					144,000						144,000					144,000
Shares issued for services			$ 515		2,031,760						2,032,275					$ (2,032,275)
Shares issued for services (in shares)			5,145,000
Conversion of debt to equity (in shares)																2
Shares retained by accounting acquiree in reverse merger transaction			$ 503		(2,050)						(1,547)					$ (1,547)
Shares retained by accounting acquiree in reverse merger transaction (in shares)			5,025,000
Shares issued for cash			$ 44		329,956						330,000					$ 330,000
Shares issued for cash (in shares)			440,000													5,000,000
Translation adjustment									147,577		147,577					$ 147,577
Net loss							(4,041,597)				(4,041,597)					(4,041,597)
Balance at ending at Sep. 30, 2016			$ 5,540		$ 8,239,527		$ (8,031,286)		$ 567,583		$ 781,364					$ 781,364
Balance at ending (in shares) at Sep. 30, 2016			55,394,000

[1]	Represents the restatement of the foreign currency translation adjustment directly related to the restatement of revenues and cost of goods sold discussed in A and B above.